Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 741,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	64,532.25
Total Offset Amount	0.00
Net Fee	$ 64,532.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A